CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
In the ordinary course of its business operations, the Company has ongoing relationships with several related parties.  The amounts payable to such related parties are summarized in the following table (in thousands):

	December 31,
	2012	2011
Due to related parties:
Advisor and its affiliates	$119	$3,685
Resource Securities, Inc.	268	152
Resource Real Estate Opportunity Manager, LLC	278	71
Other	6	6
	$671	$3,914

Relationship with the Advisor
In September 2009, the Company entered into an advisory agreement (the “Advisory Agreement”) pursuant to which the Advisor provides the Company with investment management, administrative and related services.  The Advisory Agreement was amended in January 2010 and further amended in January 2011.  The Advisory Agreement has a one-year term and renews for an unlimited number of successive one-year terms upon the approval of the conflicts committee of the Company's board of directors.  The Company renewed the advisory agreement for another year on September 15, 2012. Under the Advisory Agreement, the Advisor receives fees and is reimbursed for its expenses as set forth below:
Acquisition fees. The Company pays the Advisor an acquisition fee of 2.0% of the cost of investments acquired on behalf of the Company, plus any capital expenditure reserves allocated, or the amount funded by the Company to acquire loans, including acquisition expenses and any debt attributable to such investments.  For the years ended December 31, 2012 and 2011 , the Advisor earned and received $2.2 million and $714,000, respectively, in acquisition fees.
Asset management fees. The Company pays the Advisor a monthly asset management fee equal to one-twelfth of 1.0% of the higher of the cost or the independently appraised value of each asset, without deduction for depreciation, bad debts or other non-cash reserves.  The asset management fee is based only on the portion of the costs or value attributable to the Company’s investment in an asset if the Company does not own all or a majority of an asset and does not manage or control the asset.  For the years ended December 31, 2012 and 2011, the Advisor earned $987,000 and $343,000, respectively, in asset management fees.  As of December 31, 2012 and 2011, a total of $10,000 and $22,000 of asset management fees due to the Advisor were unpaid.
Disposition fees. The Advisor earns a disposition fee in connection with of the sale of a property equal to the lesser of one-half of the aggregate brokerage commission paid, or if none is paid, 2.75% of the contract sales price.  There were no properties sold during the years ended December 31, 2012 and 2011 and, therefore, no disposition fees were earned.
Debt financing fees. The Advisor earns a debt financing fee equal to 0.5% of the amount available under any debt financing obtained for which it provided substantial services.  For the years ended December 31, 2012 and 2011, the Advisor earned and received $119,100 and $0 in debt financing fees, respectively.
Expense reimbursements. The Company also pays directly or reimburses the Advisor for all of the expenses paid or incurred by the Advisor or its affiliates on behalf of the Company or in connection with the services provided to the Company in relation to its ongoing public offering.  This includes all organization and offering costs of up to 2.5% of gross offering proceeds. For the years ended December 31, 2012 and 2011, such organization and offering costs paid by the Advisor totaled $292,018 and $2.3 million, respectively.  As of December 31, 2012 and 2011, a total of $0 and $1.9 million, respectively, of advances from the Advisor for organization and offering costs were unpaid and due to the Advisor.
Reimbursements also include expenses the Advisor incurs in connection with providing services to the Company, including the Company’s allocable share of costs for Advisor personnel and overhead, out of pocket expenses incurred in connection with the selection and acquisition of properties or other real estate related debt investments, whether or not the Company ultimately acquires the investment.  However, the Company will not reimburse the Advisor or its affiliates for employee costs in connection with services for which the Advisor earns acquisition or disposition fees.  For the years ended December 31, 2012 and 2011, the Advisor charged the Company $551,827 and $800,000, respectively, for these operating expenses.  As of December 31, 2012 and 2011, a total of $28,000 and $1.8 million respectively, of these advances were unpaid and due to the Advisor.
Relationship with Resource Real Estate Opportunity Manager
Resource Real Estate Opportunity Manager, LLC (the “Manager”), an affiliate of the Advisor, manages real estate properties and real estate-related debt investments and coordinates the leasing of, and manages construction activities related to, some of the Company’s real estate properties pursuant to the terms of the management agreement with the Manager.
Property management fees. The Manager is entitled to specified fees upon the provision of certain services, including construction management fee and property management/debt servicing fees.  For the years ended December 31, 2012 and 2011, the Manager earned $765,000 and $193,000, respectively, in property management fees.  As of December 31, 2012 and 2011, a total of $103,000 and $35,000, respectively, of those fees were unpaid and due to the Manager.
Debt servicing fees. The Manager earns a debt servicing fee of 2.75% on payments received from loans held by the Company for investment.  For the year ended December 31, 2012 and 2011, the Manager earned and received $4,500 and $0 in debt servicing fees, respectively.
Expense reimbursement. During the ordinary course of business, the Manager or other affiliates of RAI may pay certain shared operating expenses on behalf of the Company.  Reimbursable expenses payable to the Manager or its affiliates as of December 31, 2012 and 2011 totaled $262,000 and $67,000, respectively.  These reimbursable amounts are non-interest bearing and are due on demand.
Relationship with Resource Securities
Resource Securities, Inc. (“Resource Securities,” formerly known as Chadwick Securities, Inc.), an affiliate of the Advisor, has been engaged to serve as the Company’s dealer-manager and is responsible for marketing the Company’s shares in its public offering.  Pursuant to the terms of the dealer-manager agreement with Resource Securities, the Company pays Resource Securities a selling commission of up to 7% of gross public offering proceeds and a dealer-manager fee of up to 3% of gross offering proceeds.
Resource Securities reallows all selling commissions earned and up to 1% of the dealer-manager fee as a marketing fee to participating broker-dealers.  No selling commissions or dealer-manager fees are earned by Resource Securities in connection with sales under the distribution reinvestment plan.  Additionally, the Company may reimburse Resource Securities for bona fide due diligence expenses.
For the years ended December 31, 2012 and 2011, Resource Securities earned selling commissions and dealer manager fees of $12.4 million and $5.5 million, respectively.  There were no due diligence expense reimbursements during the years ended December 31, 2012 and 2011.  As of December 31, 2012 and 2011, a total of $277,000 and $152,000, respectively, of these fees were unpaid and due to Resource Securities.  A portion of these unpaid balances as of 2012 have been offset by $8,500 of certain expenses paid by the Company on behalf of Resource Securities.
Relationship with Other Related Parties
The Company has also made payment for legal services to the law firm of Ledgewood P.C. (“Ledgewood”).  Until 1996, the Chairman of RAI was of counsel to Ledgewood.  In connection with the termination of his affiliation with Ledgewood and its redemption of his interest, the Chairman continues to receive certain payments from Ledgewood.  Until March 2006, a current executive of RAI was the managing member of Ledgewood.  This executive remained of counsel to Ledgewood through June 2007, at which time he became an Executive Vice President of RAI.  In connection with his separation, this executive is entitled to receive payments from Ledgewood through 2013.  For the years ended December 31, 2012 and 2011, the Company paid legal fees to Ledgewood totaling $131,000 and $31,000, respectively.
The Company utilizes the services of a printing company, Graphic Images, LLC (“Graphic Images”), whose principal owner is the father of RAI’s Chief Financial Officer.  The Company paid to Graphic Images $623,000 and $335,000 for printing services during the years ended December 31, 2012 and 2011, respectively.